COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of provision

	12/31/2020	12/31/2019	12/31/2018
Legal issues	32,557	44,993	64,226
Labor lawsuits	29,552	38,151	35,929
Tax	113,303	106,029	27,759
Unused Balances Credit Cards	206,812	—	—
Deceased ANSES	225,387	—	—
Judicial Deposits	22,303	21,465	20,553
Eventual commitments	8,634	499	2,505
Restructuring Provision	—	680,703	—
Others	42,544	29,856	31,052
Total	681,092	921,696	182,024